SEGMENT INFORMATION - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 4,142,862		¥ 6,250,109	¥ 6,433,363
Cost of revenues	3,339,746		4,944,467	5,100,698
Gross profit	803,116	$ 116,441	1,305,642	1,332,665
Smart Wearable Devices
Segment Reporting Information [Line Items]
Revenues	1,697,053		3,340,857	4,438,081
Cost of revenues	1,394,460		2,754,086	3,706,495
Gross profit	302,593		586,771	731,586
Self-branded products and others
Segment Reporting Information [Line Items]
Revenues	2,445,809		2,909,252	1,995,282
Cost of revenues	1,945,286		2,190,381	1,394,203
Gross profit	¥ 500,523		¥ 718,871	¥ 601,079